Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of share-based compensation expenses related to grants under the Equity Incentive Plan
	Year ended December 31,
	2018	2017	2016
Research & development	$862	$123	$21
General & administrative	147	(2)	90
Total	$1,009	$121	$111

Schedule of exercise prices and remaining contractual life
exercise price	Number of options outstanding	Remaining contractual Life (in years)	No. of options exercisable
$1.86	533	0.8	533
$2.69	736,034	6.0	668,382
$2.69	35,895	1.5	35,895
$2.69	7,310	7.2	3,655
$2.69	137,814	8.2	132,440
$2.69	16,622	9.0	16,622
$6.22	561,966	9.0	169,115
$6.22	73,504	9.1	-
$6.22	53,192	9.6	-
$6.22	3,147	9.7	-
$6.22	108,928	9.8	-
$2.69	49,867	9.8	-
$10.12	2,421	9.9	-
$6.22	14,185	9.9	-
	1,801,418		1,026,642

Employee Stock Option [Member]
Schedule of fair value of stock option weighted-average assumptions
	Year ended December 31,
	2018	2017	2016
Weighted Average Risk-free interest rate	2.88%	2.25%	1.34%
Dividend yield	-	-	-
Weighted Average Volatility factor	74.91%	73.31%	72.57%
Weighted Average Expected life of the options	6	6	6

Summary of changes in nonvested shares granted
	For the year ended December 31,
	2018		2017		2016
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at beginning of the year	730,899	$5.37	309,999	$2.69	444,241	$2.69
Granted	271,355	$5.78	590,839	$5.78	11,667	$2.69
Vested during the year	(217,733)	$4.75	(102,724)	$2.69	(115,278)	$2.69
Forfeited during the year	(159,219)	$5.16	(67,215)	$2.69	(30,631)	$2.69
Balance at end of the year	625,302	$5.58	730,899	$5.37	309,999	$2.69

Schedule of options granted to employees and directors under the existing stock-option plans
	For the year ended December 31,
	2018		2017		2016
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of the year	974,272	$4.54	453,973	$2.69	483,482	$2.69
Granted	271,355	$5.78	590,839	$5.78	11,667	$2.69
Forfeited and expired	(162,543)	$4.96	(70,540)	$2.69	(30,631)	$2.69
Exercised	(61)	$2.69	-	$-	(10,545)	$2.69
Outstanding at end of the year	1,083,023	$4.75	974,272	$4.54	453,973	$2.69
Exercisable at end of the year	457,721	$3.72	243,373	$2.69	143,974	$2.69

Consultants stock options [Member]
Schedule of fair value of stock option weighted-average assumptions
	Year ended December 31,
	2018	2017	2016

Weighted Average Risk-free interest rate	2.55%	2.25%	-
Dividend yield	-	-	-
Weighted Average Volatility factor	75.23%	73.31%	-
Weighted Average Expected life of the options	6	6	-

Summary of changes in nonvested shares granted
	For the year ended December 31,
	2018		2017		2016
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at beginning of the year	154,920	$6.20	-	$-	398,937	$2.69
Granted	33,889	$6.40	285,569	$4.54	-	$-
Vested during the year	(39,335)	$6.20	(130,649)	$2.69	(398,937)	$2.69
Forfeited during the year	-	$-	-	$-	-	$-
Balance at end of the year	149,474	$6.20	154,920	$6.20	-	$-

Schedule of options granted to employees and directors under the existing stock-option plans
	For the year ended December 31,
	2018		2017		2016
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of the year	684,506	$3.51	398,937	$2.69	398,937	$2.69
Granted	33,889	$6.40	285,569	$4.54	-	$-
Forfeited and expired	-	$-	-	$-	-	$-
Exercised	-	$-	-	$-	-	$-
Outstanding at end of the year	718,395	$3.72	684,506	$3.51	398,937	$2.69
Exercisable at end of the year	568,921	$2.89	529,586	$2.69	398,937	$2.69